UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

4.30.2008

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
April 30, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 4.12%					$18,047,760
(Cost $20,432,825)

Electric Utilities 2.15%					9,436,365

Black Hills Corp.,
Note	6.50%	05-15-13	BBB-	$5,000	4,992,155
Entergy Gulf States, Inc.,
1st Mtg Bond	6.20	07-01-33	BBB+	5,000	4,444,210
Gas Utilities 1.97%					8,611,395

Southern Union Co.,
Jr Sub Note, Ser A	7.20	11-01-66	BB	10,550	8,611,395

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Capital preferred securities 9.96%					$43,637,710
(Cost $38,317,134)

Diversified Banks 0.89%					3,880,000

Lloyds TSB Bank Plc	6.90%	11-29-49	A+	$4,000	3,880,000
Electric Utilities 5.78%					25,324,339

DPL Capital Trust II	8.125	09-01-31	BB+	22,150	25,324,339
Multi-Utilities 3.29%					14,433,371

Dominion Resources Capital Trust I	7.83	12-01-27	BBB	8,450	8,644,696
Dominion Resources Capital Trust III	8.40	01-15-31	BBB	5,000	5,788,675

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 134.38%					$588,602,758
(Cost $645,059,464)

Agricultural Products 3.34%					14,650,000

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)			BB+	160,000	14,650,000

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
April 30, 2008 (unaudited)

Automobile Manufacturers 2.34%			10,243,016

General Motors Corp., 7.25%, Ser 04-15-41	B-	77,900	1,246,400
General Motors Corp., 7.25%, Ser 07-15-41	B-	50,500	821,635
General Motors Corp., 7.25%, Ser 02-15-52	B-	442,300	6,966,225
General Motors Corp., 7.375%,
Ser 10-01-51	B-	73,125	1,208,756

Broadcasting & Cable TV 4.84%			21,183,472

CBS Corp., 6.75%	BBB	127,800	2,774,538
Comcast Corp., 6.625%	BBB+	118,500	2,642,550
Comcast Corp., 7.00%	BBB+	40,000	970,800
Comcast Corp., 7.00%, Ser B	BBB+	615,201	14,795,584

Consumer Finance 4.52%			19,780,705

HSBC Finance Corp., 6.00%	AA-	72,200	1,697,422
HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	143,200	3,173,312
HSBC Finance Corp., 6.875%	AA-	349,100	8,661,171
SLM Corp., 6.00%	BBB+	196,800	3,640,800
SLM Corp., 6.97%, Ser A	BBB-	64,000	2,608,000

Diversified Banks 9.66%			42,316,605

BAC Capital Trust II, 7.00%	A+	22,400	549,920
BAC Capital Trust IV, 5.875%	A+	51,150	1,118,651
Barclays Bank Plc, 7.10%, Ser 3	A+	100,000	2,484,000
Fleet Capital Trust VIII, 7.20%	A+	344,700	8,496,855
HSBC Holdings Plc, 6.20%, Ser A	A	254,600	5,728,500
Republic New York Corp., 6.25%, Ser HSBC	A	50,000	1,118,000
Royal Bank of Scotland Group Plc, 5.75%,
Ser L	A	450,500	8,933,415
Royal Bank of Scotland Group Plc, 7.25%,
Ser T	A	26,000	631,020
Santander Finance Preferred SA,
Unipersonal, 6.41%, Ser 1	A+	225,000	5,253,750
USB Capital VIII, 6.35%, Ser 1	A+	83,000	1,883,270
Wells Fargo Capital Trust IV, 7.00%	AA-	140,800	3,524,224
Wells Fargo Capital XII, 7.875%	AA-e	100,000	2,595,000

Diversified Financial Services 15.36%			67,274,562

ABN AMRO Capital Funding Trust V, 5.90%	A	403,600	8,402,952
ABN AMRO Capital Funding Trust VII, 6.08%	A	365,000	7,825,600
Bank of America Corp., 6.204%,
Depositary Shares, Ser D	A+	140,000	3,099,600
Citigroup Capital VII, 7.125%	A	364,200	8,795,430
Citigroup Capital VIII, 6.95%	A	611,000	14,315,730
DB Capital Funding VIII, 6.375%	A+	414,700	9,455,160
DB Capital Funding X, 7.35%	A+	40,000	966,000
DB Capital Trust II, 6.55%	A+	357,500	7,936,500
JPMorgan Chase Capital X, 7.00%, Ser J	A	259,000	6,477,590

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
April 30, 2008 (unaudited)

Electric Utilities 24.27%			106,291,154

Duquesne Light Co., 6.50%	BB	98,450	4,356,413
Entergy Mississippi, Inc., 7.25%	A-	109,000	2,777,320
FPC Capital I, 7.10%, Ser A	BBB-	625,003	15,400,074
FPL Group Capital Trust I, 5.875%	BBB+	441,800	10,519,258
FPL Group Capital, Inc., 7.45%, Ser E	BBB+	60,000	1,566,600
Georgia Power Capital Trust VII, 5.875%	BBB+	116,500	2,827,455
HECO Capital Trust III, 6.50%	BB+	130,000	3,039,400
Interstate Power & Light Co., 8.375%,
Ser B	Baa2	700,000	20,510,000
NSTAR Electric Co., 4.78%	A-	15,143	1,196,297
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	130,000	3,111,875
PPL Energy Supply, LLC, 7.00%	BBB	638,570	16,008,950
Southern California Edison Co., 6.00%,
Ser C	BBB-	20,000	1,936,876
Virginia Power Capital Trust, 7.375%	BBB	339,019	8,489,036
Westar Energy, Inc., 6.10%	AAA	100,000	2,494,000
Xcel Energy, Inc., 7.60%	BBB-	480,000	12,057,600

Gas Utilities 2.19%			9,600,315

Southern Union Co., 7.55%	BB	129,500	3,153,325
Southwest Gas Capital II, 7.70%	BB	258,500	6,446,990

Integrated Telecommunication Services 0.25%			1,077,069

AT&T, Inc., 6.375%	A	43,100	1,077,069

Investment Banking & Brokerage 12.70%			55,631,592

Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	A	275,400	10,575,360
Lehman Brothers Holdings Capital Trust
III, 6.375%, Ser K	A-	177,000	3,736,470
Lehman Brothers Holdings Capital Trust
V, 6.00%, Ser M	A-	46,600	929,204
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	145,200	5,524,860
Merrill Lynch Preferred Capital Trust
III, 7.00%	A-	360,400	8,065,752
Merrill Lynch Preferred Capital Trust
IV, 7.12%	A-	172,200	3,877,944
Merrill Lynch Preferred Capital Trust V,
7.28%	A-	275,000	6,204,000
Morgan Stanley Capital Trust III, 6.25%	A	268,779	5,792,187
Morgan Stanley Capital Trust IV, 6.25%	A	57,000	1,216,380
Morgan Stanley Capital Trust V, 5.75%	A1	311,500	6,133,435
Morgan Stanley Capital Trust VI, 6.60%	A	160,000	3,576,000

Life & Health Insurance 3.45%			15,121,701

Phoenix Cos., Inc. (The), 7.45%	BBB-	236,200	5,031,060
PLC Capital Trust IV, 7.25%	BBB+	350,475	7,973,306
Prudential Plc, 6.50%	A-	95,807	2,117,335

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
April 30, 2008 (unaudited)

Movies & Entertainment 4.38%			19,179,293

Viacom, Inc., 6.85%	BBB	834,245	19,179,293

Multi-Line Insurance 11.91%			52,154,970

Aegon NV, 6.375%	A-	355,000	7,526,000
ING Groep NV, 7.05%	A	780,700	18,728,993
ING Groep NV, 7.375%	A	88,000	2,189,440
MetLife, Inc., 6.50%, Ser B	BBB	1,029,550	23,710,537

Multi-Utilities 8.35%			36,576,399

Baltimore Gas & Electric Co., 6.99%,
Ser 1995	Ba1	39,870	4,117,825
BGE Capital Trust II, 6.20%	BBB-	672,200	15,830,310
DTE Energy Trust I, 7.80%	BB+	315,000	7,950,600
PNM Resources, Inc., 6.75%	BB+	240,700	6,599,994
Public Service Electric & Gas Co.,
4.18%, Ser B	BB+	7,900	586,575
South Carolina Electric & Gas Co., 6.52%	Baa1	15,000	1,491,095

Oil & Gas Exploration & Production 6.83%			29,907,129

Devon Energy Corp., 6.49%, Ser A	BB+	32,355	3,271,899
Nexen, Inc., 7.35%	BB+	1,096,100	26,635,230

Real Estate Management & Development 5.19%			22,736,009

Duke Realty Corp., 6.50%, Depositary
Shares, Ser K	BBB	110,000	2,312,200
Duke Realty Corp., 6.60%, Depositary
Shares, Ser L	BBB	109,840	2,394,512
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J	BBB	449,400	9,837,366
Public Storage, Inc., 6.45%, Depositary
Shares, Ser X	BBB+	30,000	634,200
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	307,100	7,557,731

Regional Banks 6.23%			27,291,957

PFGI Capital Corp., 7.75%	A	686,000	17,643,097
Wachovia Corp., 8.00%	A	383,500	9,648,860

Reinsurance 0.18%			773,600

RenaissanceRe Holdings Ltd., 6.08%,
Ser C	BBB+	40,000	773,600

Specialized Finance 1.10%			4,822,903

CIT Group, Inc., 6.35%, Ser A	BBB+	100,000	1,381,000
Repsol International Capital Ltd.,
7.45%, Ser A	BB+	136,313	3,441,903

Thrifts & Mortgage Finance 0.58%			2,559,375

Sovereign Capital Trust V, 7.75%	BB+	137	2,559,375

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
April 30, 2008 (unaudited)

Wireless Telecommunication Services 6.72%					29,430,932

Telephone & Data Systems, Inc., 6.625%			BB+	155,000	3,069,000
Telephone & Data Systems, Inc., 7.60%,
Ser A			BB+	666,834	14,136,881
United States Cellular Corp., 7.50%			BB+	559,243	12,225,051

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 9.47%					$41,500,000

(Cost $41,500,000)

Government U.S. Agency 9.47%					41,500,000

Discount Note	2.10% (Y)	05-01-08	AAA	$41,500	41,500,000

Total investments (Cost $745,309,423)† 157.93%					$691,788,228

Other assets and liabilities, net 0.07%					$317,312

Fund preferred shares, at liquidation value (58.00%)					($254,063,304)

Total net assets applicable to
common shareholders 100.00%					$438,042,236

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

John Hancock
Preferred Income Fund II
Notes to Schedule of Investments
April 30, 2008 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $14,650,000 or 3.34% of the net assets applicable to common shareholders as of April 30, 2008.

(Y) Represents current yield as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes, was $745,410,490. Gross unrealized appreciation and depreciation of investments aggregated $10,820,732 and $64,442,994, respectively, resulting in net unrealized depreciation of $53,622,262.

Country concentration[1]
United States	87.23%
Netherlands	4.11%
Canada	3.85%
United Kingdom	3.44%
Others (individually less than 1%)	1.37%
Totals	100.00%

1 As a percentage of the Fund's total investments on April 30, 2008.

Notes to Schedule of Investments - Page 6

John Hancock
Preferred Income Fund II
Interest rate swap contracts
April 30, 2008 (unaudited)

	Rate type				Unrealized
Notional	Payments made	Payments received	Termination		appreciation
amount	by Fund	by Fund	date	Counterparty	(depreciation)

$63,500,000	2.56% (a)	3-month LIBOR	Jun 2008	Morgan Stanley	$34,858
$63,500,000	3.79% (a)	3-month LIBOR	Jan 2011	Morgan Stanley	(788,213)
$63,500,000	4.37% (a)	3-month LIBOR	Nov 2010	Bank of America	(1,691,989)
Total					($2,445,344)

(a) Fixed rate

Interest rate swap contracts - Page 7

John Hancock
Preferred Income Fund II
Financial futures contracts
April 30, 2008 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	depreciation

U.S. 10-year Treasury Note	900	Short	Jun 2008	$1,377,396

financial futures contracts - Page 8

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non- U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 9

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPF

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q3 4/08
6/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 19, 2008